Fund Summary
Franklin Global Trust 3 - FGT3-13 | Franklin International Growth Fund
Investment Goal
Long-term capital appreciation.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 50 in the Fund's Prospectus and under “Buying and Selling Shares” on page 43 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific intermediaries is set forth in Appendix A - Intermediary Sales Charge Discounts and Waivers to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin International Growth Fund} - Franklin Global Trust 3 - FGT3-13 - Franklin International Growth Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none	none
[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin International Growth Fund} - Franklin Global Trust 3 - FGT3-13 - Franklin International Growth Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management fees	[1]	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.45%	0.45%	0.45%	0.06%	0.45%
Total annual Fund operating expenses	[1]	1.46%	2.21%	1.71%	0.82%	1.21%
Fee waiver and/or expense reimbursement	[2]	(0.21%)	(0.21%)	(0.21%)		(0.21%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	1.25%	2.00%	1.50%	0.82%	1.00%
[1]	Management fees in the table above have been restated to reflect a reduction in the management fee of the Fund effective on December 1, 2016. Consequently, the total annual Fund operating expenses and Total annual Fund operating expenses after fee waiver and/or expense reimbursement differ from the ratios of expenses to average net assets shown in the Financial Highlights. If the management fees had not been restated, management fees would have been 0.95% for each class of shares of the Fund and the Total annual Fund operating expenses for Class A, Class C, Class R, Class R6 and Advisor Class shares would have been 1.65%, 2.40%, 1.90%, 1.01% and 1.40%, respectively.
[2]	The investment manager has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 1.00% until November 30, 2017. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above. The “Fee waiver and/or expense reimbursement” and “Total annual Fund operating expenses after fee waiver and/or expense reimbursement” line items have been restated to reflect the current fee waivers and/or expense reimbursements for the Fund for the upcoming fiscal year. Consequently, the Fund’s Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights. If the Fee waiver and/or expense reimbursement had not been restated, the Total annual Fund operating expenses after fee waiver and/or expense reimbursement for Class A, Class C, Class R, Class R6 and Advisor Class shares would have been 1.44%, 2.19%, 1.69%, 1.00% and 1.19%, respectively.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin International Growth Fund} - Franklin Global Trust 3 - FGT3-13 - Franklin International Growth Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 year	$ 695	$ 303	$ 153	$ 84	$ 102
3 years	991	671	518	262	363
5 years	1,308	1,166	909	455	645
10 years	$ 2,204	$ 2,528	$ 2,002	$ 1,014	$ 1,447

If you do not sell your shares:
Expense Example, No Redemption {- Franklin International Growth Fund}	Franklin Global Trust 3 - FGT3-13 Franklin International Growth Fund Class C USD ($)
1 Year	$ 203
3 Years	671
5 Years	1,166
10 Years	$ 2,528

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.27% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in equity securities, primarily common stock, of mid- and large-capitalization companies located outside the U.S., including developing or emerging market countries. The Fund may invest up to 20% of its net assets in emerging market countries. Mid- and large-capitalization companies are generally companies with market capitalizations of greater than $2 billion. The Fund, from time to time, may have significant investments in a particular sector or country.

The Fund's investment manager employs a disciplined, bottom-up investment approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. The investment manager uses a growth investment style and in-depth, fundamental research to identify high-quality companies, across all industry groups, with sustainable business models that offer the most attractive combination of growth, quality and valuation.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Regional Focus

Because the Fund may invest at least a significant portion of its assets in companies in a specific region, including Europe, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Current political uncertainty surrounding the European Union (EU) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. The financial instability of some countries in the EU, including Greece, Italy and Spain, together with the risk of that impacting other more stable countries may increase the economic risk of investing in companies in Europe.

Emerging Markets

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Midsize Companies

Securities issued by midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q2'09	29.68%
Worst Quarter:	Q3'11	-21.13%
As of March 31, 2017, the Fund's year-to-date return was 11.38%.

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2016
Average Annual Total Returns{- Franklin International Growth Fund} - Franklin Global Trust 3 - FGT3-13 - Franklin International Growth Fund		Past 1 year	Past 5 years	Since Inception [1]
Class A | Return Before Taxes		(4.62%)	4.40%	0.84%
Class A | After Taxes on Distributions		(4.62%)	4.39%	0.80%
Class A | After Taxes on Distributions and Sales		(2.40%)	3.54%	0.75%
Class C | Return Before Taxes		(0.52%)	4.91%	0.81%
Class R | Return Before Taxes		1.05%	5.43%	1.31%
Class R6 | Return Before Taxes		1.77%		1.49%
Advisor Class | Return Before Taxes		1.47%	5.98%	1.84%
MSCI EAFE (Net Dividends) Index (index reflects no deduction for fees, expenses or taxes [other than the deduction of withholding taxes on reinvested dividends])	[2]	1.00%	6.53%	0.07%
MSCI EAFE Index (index reflects no deduction for fees, expenses or taxes)		1.51%	7.02%	0.39%
[1]	Since inception June 3, 2008 for Class A, Class C, Class R and Advisor Class; Class R6, May 1, 2013.
[2]	The MSCI EAFE (Net Dividends) Index is replacing the MSCI EAFE Index as the Fund's benchmark. The investment manager believes the Net Dividends Index is more in line with the Fund, taking into account the impact of foreign withholding taxes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.